Treasury Shares	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Treasury Shares
23. Treasury shares
On Nov
ember 11, 2017, the Board of Directors of the Company authorized a share repurchase program (“Share Repurchase Program”), pursuant to which the Company was authorized to repurchase its own issued and outstanding American depositary shares (“ADSs”) up to an aggregate value of US$
100
 million from the open market, in negotiated transactions off the market, or through other legally permissible means in accordance with applicable securities laws from time to time.
On November 25, 2017, the Board of Directors of the Company authorized an amendment to the Share Repurchase Program by increasing the maximum amount from US$
100
 million to US$300 million. As of December 31, 2017, the Company had repurchased under the Share Repurchase Program an aggregate of 4,537,115 ADSs, representing 4,537,115 Class A ordinary shares, at an average price of $14.03 per ADS, for US$63,658,143 (RMB
421,164,802
).
On December 13, 2018, the Board of Directors of the Company authorized another share repurchase program, pursuant to which the Company was authorized to repurchase its own issued and outstanding ADS up to an aggregate value of US$300 million from the open market, in negotiated transactions off the market, or through other legally permissible means in accordance with applicable securities laws from time to time.
On April
12
, 2019, the Company entered into an ADS Repurchase Agreement with Kunlun Group Limited to repurchase an aggregate of 18,173,885 ADSs, representing 18,173,885 Class A ordinary shares, at an average price of $5.678 per ADS, for US$103,191,319 (RMB 693,505,683).
All of the shares were repurchased and canceled subsequently.
On August 23, 2019, the Company entered into a forward share repurchase agreement with Citibank, N.A. under which it will repurchase up to US$195 million worth of its outstanding American depositary shares (“ADSs”) representing its Class A ordinary shares. The forward share repurchase agreement was completed in October 2019. The Company received 26,169,241 deliveries of ADSs and all of them were cancelled.
As of December 31, 201
9
, the Company repurchased an aggregate of 82,118,000 ADSs, representing 82,118,000 Class A ordinary shares under the Share Repurchase Program, at an average price of $6.96 per ADS, for US$ 571,768,510 (RMB
3,918,628,666
). As of December 31, 201
9
, 71,645,824 shares were cancelled. The remaining balance of treasury shares represents 10,472,176 Class A ordinary shares, at an average price of $5.01 per ADS, for US$ 52,423,156 (RMB
362,130,324
). These
shares
were recorded at their purchase cost on the consolidated balance sheets and have not been cancel
l
ed as of December 31, 201
9
.